INCOME TAXES (Schedule of aggregate change in the balance of gross unrecognized tax benefits) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ (91,186)	$ (94,883)	$ 789,112
Increase due to tax positions taken during current year	0	2,482,136	5,059
Decrease in balance as a result of lapse of the applicable statute of limitations	0	0	(171,314)
Increase in balance due to tax positions taken during prior years	0	7,687,908	0
Decrease in balance due to tax positions taken during prior years	(3,697)	94,883	(714,043)
Ending balance	$ (94,883)	$ 10,170,044	$ (91,186)